Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2020
Other commitments and contingencies, concentrations and factors that may affect future operations
24. Other commitments and contingencies, concentrations and factors that may affect future operations:
Commitments -
Commitments outstanding as of March 31, 2020 for the purchase of property, plant and equipment, other assets and services totaled ¥362,071 million.
Guarantees -
Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2020, range from 1 month to 8 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.
The maximum potential amount of future payments as of March 31, 2020 is ¥3,333,385 million. Liabilities for guarantees totaling ¥10,615 million have been provided as of March 31, 2020. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.
Legal proceedings -
From
time-to-time,
Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. Since 2009, Toyota has issued safety campaigns related to the risk of floor mat entrapment of accelerator pedals and vehicle recalls related to slow-to-return
or sticky accelerator pedals. Personal injury and wrongful death claims involving allegations of unintended acceleration are still pending in consolidated proceedings in federal and California state courts, as well as in individual cases in various other states. The judges in the consolidated federal action and the consolidated California state action have approved an Intensive Settlement Process (“ISP”) for such claims in those actions. Under the ISP, all individual claims within the consolidated actions remain pending completion of a process to assess whether they can be resolved on terms acceptable to the parties. Cases not resolved after completion of the ISP will then proceed to discovery and toward trial. Toyota has offered the ISP to plaintiffs in individual cases as well. While the ISP is ongoing, a majority of the claims in the consolidated actions and the individual cases are in settlement discussions or have been settled. Toyota believes that the remaining claims in the consolidated actions and the individual cases will not have a material effect on Toyota’s financial position, results of operations or cash flows.
Toyota has been named as a defendant in 33 economic loss class action lawsuits in the United States, which, together with similar lawsuits against Takata and other automakers, have been made part of a multi-district litigation proceeding in the United States District Court for the Southern District of Florida, arising out of allegations that airbag inflators manufactured by Takata are defective. Toyota has reached a settlement with the plaintiffs in the United States economic loss class actions. The court approved the settlement on October 31, 2017, and subsequent appeals have been withdrawn, making the settlement final. The economic loss class action lawsuits against Toyota have been dismissed. Toyota and other automakers have also been named in certain class actions filed in Mexico, Canada, Australia, Israel and Brazil, as well as some other actions by states or territories of the United States. The remaining actions in Mexico, Australia, Israel, Brazil and some other actions by states or territories of the United States are being litigated.
Toyota has self-reported a process gap in fulfilling certain emissions defect information reporting requirements of the U.S. Environmental Protection Agency (“EPA”) and California Air Resources Board, including updates on its repair completion rates for recalled emissions components and certain other reports concerning emissions related defects. Toyota is cooperating with civil investigations by the EPA and the Civil Division of the Southern District of New York (“SDNY”) on this reporting issue and continues to have discussions with the EPA and the SDNY. The investigations could result in the imposition of civil penalties, fines or other sanctions, or litigation by the SDNY or the EPA.
Toyota also has various other pending legal actions and claims, including without limitation personal injury and wrongful death lawsuits and claims in the United States, and is subject to government investigations from time to time.
Beyond the amounts accrued with respect to all aforementioned matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the pending legal matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Therefore, for all of the aforementioned matters, which Toyota is in discussions to resolve, any losses that are beyond the amounts accrued could have an adverse effect on Toyota’s financial position, results of operations or cash flows.
The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2020.